Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - Goodwill and Distribution Rights - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 97,616	$ 100,054
Mexico
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,662	56,967
Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,684	1,691
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Goodwill	404	404
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,418	1,418
Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,169	1,170
Colombia
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,635	3,583
Brazil
Disclosure of detailed information about intangible assets [line items]
Goodwill	30,018	31,883
Argentina
Disclosure of detailed information about intangible assets [line items]
Goodwill	245	426
Uruguay
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,381	$ 2,512